Document	Oct. 29, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
City Area Code	(954)
Local Phone Number	523-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SEACOR HOLDINGS INC /NEW/
Entity Central Index Key	0000859598
Entity File Number	1-12289
Entity Tax Identification Number	13-3542736
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Entity Addresses [Line Items]
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Address Line One	2200 Eller Drive
Entity Address, Postal Zip Code	33316
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CKH
Security Exchange Name	NYSE